Annual Report

        EUROPEAN
        STOCK
        FUND

        OCTOBER 31, 2002

[ram logo](R)

T. ROWE PRICE(R)

   REPORT HIGHLIGHTS
   -----------------------------------------------------------------------------
   European Stock Fund

o European stocks fell sharply over the past six months as weak economic data, concerns about deflation, and mounting war fears weighed on the markets.

o Your fund lagged its benchmark index and Lipper average because of our emphasis on growth at a time when investors sought out more defensive sectors.

o The fund remains heavily weighted in services stocks since we see above-average long-term growth and strong cash flow for several businesses in this sector.

o Stock valuations in most markets are at levels last seen in the early 1990s, and we anticipate a better environment for growth stocks ahead.



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


FELLOW SHAREHOLDERS

Despite a strong rally in October, European stocks fell sharply over the past six months, plagued by weakening economic data, investors' risk aversion, and growing global tensions. Results for the full year were somewhat better, aided by positive results during the first six months of the fiscal year. Nevertheless, for the 12 months ended October 31, 2002, returns were sharply negative as all major markets posted severe double-digit losses.

               Your fund suffered along with the European markets over the past six months, slightly lagging the unmanaged MSCI Europe Index and its Lipper peer group average. The fund similarly trailed its benchmarks over the 12-month period, although returns were somewhat better due to strong performance in the first half of the fiscal year. Limiting positions in the weak German market aided results, and stock selection was generally positive, but our sector choices worked against us. Underweighting stronger defensive sectors such as utilities and overweighting media and services caused us to trail our benchmarks for both the six months and year. Investors did receive a boost from the falling U.S. dollar, which dropped about 8% versus the euro over the most recent six-month period. We are disappointed that the fund trailed its benchmarks, but our decision not to give in to the summertime gloom was to some extent rewarded by the rally late in the period.

      PERFORMANCE COMPARISON
      ---------------------------------------------------
      Periods Ended 10/31/02         6 Months  12 Months
      ---------------------------------------------------
      European Stock Fund             -19.48%    -14.51%
      ---------------------------------------------------
      MSCI Europe Index               -18.39     -13.59
      ---------------------------------------------------
      Lipper European Funds Average   -18.96     -13.28
      ---------------------------------------------------

      MARKET AND PORTFOLIO REVIEW

               European markets were buffeted on several fronts over the past six months as expectations for economic recovery continued to be revised downward. At the beginning of the period, there was still some optimism that lower interest rates would help revive growth. But by the end of October, many commentators had decided that weakening consumer confidence, high debt levels, and falling equity markets would probably keep growth subdued at best, and might well lead the U.S. back into recession. European growth expectations have broadly followed the U.S., with Germany doing significantly worse while the U.K. and Spain appear to be more robust.

               As in the U.S., economic data have raised concerns about deflation in Europe, especially Germany, which has suffered from anemic growth due to a slowdown in its export markets, lower capital investment, and weak demand. European interest rates remain too high for Germany, and its budget deficit has breached the 3% guideline set by the European Union's Growth and Stability Pact. This puts it in the perverse position of trying to tighten fiscal policy as the economy is sliding into recession. The reelection of Chancellor Gerhard Schroeder by a slim majority ended hopes of substantial labor market reform.


      MARKET PERFORMANCE
      -------------------------------------------------------------
      Six Months           Local       Local Currency         U.S.
      Ended 10/31/02    Currency     vs. U.S. Dollars      Dollars
      -------------------------------------------------------------
      Belgium            -27.35%                9.90%      -20.16%
      -------------------------------------------------------------
      France             -27.47                 9.90       -20.29
      -------------------------------------------------------------
      Germany            -36.68                 9.90       -30.41
      -------------------------------------------------------------
      Italy              -23.26                 9.90       -15.66
      -------------------------------------------------------------
      Netherlands        -30.63                 9.90       -23.76
      -------------------------------------------------------------
      Spain              -25.23                 9.90       -17.82
      -------------------------------------------------------------
      Sweden             -29.76                12.15       -21.22
      -------------------------------------------------------------
      Switzerland        -22.82                 9.75       -15.29
      -------------------------------------------------------------
      United Kingdom     -21.70                 7.35       -15.94
      -------------------------------------------------------------
      Source: RIMES Online, using MSCI indices.


               Media

               The bulk of your portfolio's significant exposure to the media sector remains in the professional publishing area. A recent visit to one of our larger holdings, U.K./Netherlands' Reed Elsevier, confirmed the strong position that the company has established for itself. CEO Crispin Davis has reinforced the scientific publishing business with intelligent use of electronic delivery while keeping a tight rein on costs in the more difficult business publishing unit. This development, coupled with steady growth in legal and educational publishing, should underpin 12% earnings growth for a valuation of around 17 times next year's earnings.

               The more cyclical broadcasting area had a difficult six months but has rallied strongly recently as fast-moving consumer goods companies have increased their advertising in an attempt to bolster market share. This broad trend has helped holdings such as France's Societe Television Francaise 1. We trimmed exposure in this area during the rally as valuations became a little stretched.


               Services

               The fund remains heavily weighted in the services sector as we see above-average long-term growth along with strong cash flow for a number of businesses. One stock that had a difficult time recently was Sweden's Securitas, the international security company. We see top-line growth for the overall business in the mid to high single digits, helped by growing security consciousness and the implementation of the tried-and-tested Securitas model in new regions. The stock has been under pressure for a variety of reasons and now sells at about 14 times earnings for growth that we think will average 14% over the next few years--a reasonable valuation in our estimation.


      GEOGRAPHIC DIVERSIFICATION
      ------------------------------------
      [pie chart]

      United Kingdom            36%
      France                    17%
      Other and Reserves        14%
      Italy                      8%
      Switzerland                8%
      Netherlands                7%
      Spain                      5%
      Sweden                     5%

      Based on net assets as of 10/31/02.

      [end pie chart]


               Financials

               The European insurance sector has been through a tumultuous period. As equity markets have fallen, balance sheets that previously looked relatively secure have begun to look somewhat thin. At the same time, poor returns have meant that new business has been difficult--and many life insurance business models have had to be reassessed in the current environment. Your fund remains underweighted in this sector and reduced its position early in the period and again more recently as the sector has recovered.

               Within the banking sector--the fund's poorest performing industry during the second half--capital markets-exposed stocks lagged the steadier retail-focused stocks. Over the past few months, the market has become increasingly vulnerable to concerns over bad debts, which have picked up significantly in the weak German economy. We expect some worsening in the situation over the coming year, but many banks have taken a much more cautious approach to credit exposure than in the early 1990s when they faced major problems. We have reevaluated all our holdings based on a cautious assessment of bad debts and have scaled back our position in Italy's IntesaBCI, whose restructuring will be more difficult in this uncertain economic environment. We continued to hold positions in companies where the environment seems stronger and where levels of profitability and market position, coupled with low stock valuations, give us more comfort. This includes Royal Bank of Scotland, the fund's largest holding and a major detractor during the period.

               We reduced our holdings in Germany's Allianz Holdings and Bayerische Hypo-und Vereinsbank because of our concerns that their poor underlying profitability would undercut their ability to support the high level of provisions needed as the country's economy struggled. We added instead a new holding in Ireland, Allied Irish Banks, when it agreed to sell its troubled U.S. subsidiary, Allfirst. The core operation in Ireland continues to grow nicely, but the stock's price failed to reflect the high returns and growth prospects of this quality business.


               Telecommunications and Technology

               After a very difficult couple of years, the telecommunications sector seemed to reach an inflection point in the summer as both investors and management came to terms with the lower longer-term growth potential of the sector. This has led to a much sharper focus on returns and capital discipline. With lower levels of capital spending all around, cash generation has improved significantly, and it is possible to see returns beginning to grow. The mobile sector has also seen average revenue per user begin to grow after a long period of attrition. With valuations reaching low levels, share prices have begun to perform relatively better. We increased our overweight position in European mobile through the purchase of Portugal's Vodafone Telecel. The underlying business is performing well, the valuation looked reasonable, and it is possible that Vodafone could use its strong cash generation to buy out minority owners. On the fixed-line side, we sold our small position in TDC (TeleDanmark) on concerns about the company's true cash flow from operations and its ability to support an increasing debt level.

      INDUSTRY DIVERSIFICATION
      ------------------------------------------------------
                                     Percent of Net Assets
                                         4/30/02  10/31/02
      ------------------------------------------------------
      Financials                           22.7%     22.3%
      ------------------------------------------------------
      Consumer Discretionary               17.4      16.2
      ------------------------------------------------------
      Health Care                          13.5      12.9
      ------------------------------------------------------
      Energy                               10.4      11.3
      ------------------------------------------------------
      Consumer Staples                      9.1      10.7
      ------------------------------------------------------
      Telecommunication Services            7.5       8.8
      ------------------------------------------------------
      Industrials and Business Services     8.3       7.3
      ------------------------------------------------------
      Information Technology                5.4       4.9
      ------------------------------------------------------
      Materials                             2.4       1.9
      ------------------------------------------------------
      Utilities                             1.5       1.7
      ------------------------------------------------------
      Reserves                              1.8       2.0
      ------------------------------------------------------
      Total                               100.0%    100.0%

               The last six months have seen yet another round of companies struggling in the technology sector. As the tech recession persists, the winners and losers are becoming more polarized. Stocks such as Finland's Nokia--the fund's top contributor over the past six months--now have such a commanding lead that many of the second- and third-line mobile companies have withdrawn. We raised our position in Nokia during the summer when the stock was heavily sold due to concerns about growth in the handset market. Similarly, we purchased Sage (U.K.) and added to Thomson (France) and LM Ericsson (Sweden) as we felt those stocks were oversold.


               Pharmaceuticals

               This sector also seems to have passed its low point. There was a time earlier in the year when it appeared that the drug industry was in freefall with a succession of patent attacks and new product disappointments. More recently, with valuations having hit very depressed levels, snippets of good news have been enough to push prices back up. With a new FDA director in place in the U.S. and some of the patent attacks being rejected, the strong long-term dynamics of the pharmaceutical business model--good cash generation, supportive demographics, favorable returns--are reasserting themselves. We added to Denmark's Novo Nordisk, which is benefiting from a diabetes upsurge and is well positioned with its NovoSeven blood-clotting agent. We trimmed our holding in Roche (Switzerland) during the past six months after a period of strong relative performance had led to a rich valuation, and used the proceeds to add to Sanofi-Synthelabo (France), which had fallen sharply on short-lived concerns.

      INVESTMENT OUTLOOK

               We tried not to become too pessimistic during the summer downturn, and that has paid off as markets rebounded late in the period. European economies, particularly Germany, continue to be weighed down by too-high interest rates, restrictions from the EU's Growth and Stability Pact, and the lack of structural reform. Overall, we anticipate a period of subdued growth in the medium term with continuing low inflation. Some observers are concerned that Europe is on the brink of Japanese-style deflation. While this is possible, we give it a relatively low probability.

               Valuations in most markets are at levels last seen in the early 1990s, while interest rates are much lower than 10 years ago. In this environment, even muted growth can yield reasonable returns, and companies with above-average growth potential, strong balance sheets, strong market positions, and good management should do well. The last two years have been particularly difficult for this kind of investment, but we are optimistic that the worst is behind us for our investment approach.


               Respectfully submitted,

               /s/ John R. Ford

               John R. Ford
               President, T. Rowe Price International Funds, Inc.

               November 20, 2002

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

   TWENTY-FIVE LARGEST HOLDINGS
                                                                     Percent of
                                                                     Net Assets
                                                                       10/31/02
  ------------------------------------------------------------------------------

  Royal Bank of Scotland, United Kingdom                                   4.4%
  ------------------------------------------------------------------------------
  TotalFinaElf, France                                                     4.3
  ------------------------------------------------------------------------------
  GlaxoSmithKline, United Kingdom                                          4.0
  ------------------------------------------------------------------------------
  Shell T & T/Royal Dutch, United Kingdom/Netherlands                      3.9
  ------------------------------------------------------------------------------
  Reed Elsevier, United Kingdom/Netherlands                                3.3
  ------------------------------------------------------------------------------

  Vodafone, United Kingdom                                                 2.7
  ------------------------------------------------------------------------------
  Sanofi-Synthelabo, France                                                2.5
  ------------------------------------------------------------------------------
  Nokia, Finland                                                           2.3
  ------------------------------------------------------------------------------
  Nestle, Switzerland                                                      2.2
  ------------------------------------------------------------------------------
  Diageo, United Kingdom                                                   2.2
  ------------------------------------------------------------------------------

  Unilever, United Kingdom                                                 2.0
  ------------------------------------------------------------------------------
  Kingfisher, United Kingdom                                               1.8
  ------------------------------------------------------------------------------
  UBS, Switzerland                                                         1.7
  ------------------------------------------------------------------------------
  ENI, Italy                                                               1.6
  ------------------------------------------------------------------------------
  AstraZeneca, United Kingdom                                              1.5
  ------------------------------------------------------------------------------

  Cadbury Schweppes, United Kingdom                                        1.4
  ------------------------------------------------------------------------------
  ING Groep, Netherlands                                                   1.3
  ------------------------------------------------------------------------------
  Aventis, France                                                          1.3
  ------------------------------------------------------------------------------
  Compass, United Kingdom                                                  1.3
  ------------------------------------------------------------------------------
  Philips Electronics, Netherlands                                         1.3
  ------------------------------------------------------------------------------

  Tesco, United Kingdom                                                    1.3
  ------------------------------------------------------------------------------
  Telecom Italia Mobile, Italy                                             1.3
  ------------------------------------------------------------------------------
  BNP Paribas, France                                                      1.3
  ------------------------------------------------------------------------------
  Securitas, Sweden                                                        1.2
  ------------------------------------------------------------------------------
  Societe Television Francaise 1, France                                   1.2
  ------------------------------------------------------------------------------

  Total                                                                   53.3%

  Note: Table excludes investments in the T. Rowe Price Reserve Investment
  Fund.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

      EUROPEAN STOCK FUND
      --------------------------------------------------------------------------

      As of 10/31/02

                  MSCI Europe          Lipper European              European
      Date              Index            Funds Average            Stock Fund
      ------------------------------------------------------------------------
      10/31/1992     $ 10,000                 $ 10,000              $ 10,000
      10/31/1993     $ 12,619                 $ 12,618              $ 12,367
      10/31/1994     $ 14,089                 $ 14,101              $ 13,893
      10/31/1995     $ 16,016                 $ 15,538              $ 15,895
      10/31/1996     $ 18,890                 $ 18,366              $ 19,354
      10/31/1997     $ 23,878                 $ 22,572              $ 23,283
      10/31/1998     $ 29,470                 $ 26,346              $ 27,969
      10/31/1999     $ 33,258                 $ 30,217              $ 31,168
      10/31/2000     $ 33,660                 $ 32,769              $ 33,125
      10/31/2001     $ 26,068                 $ 24,525              $ 25,180
      10/31/2002     $ 22,526                 $ 21,015              $ 21,527


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------

      This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

      Periods Ended 10/31/02       1 Year    3 Years     5 Years     10 Years
      --------------------------------------------------------------------------
      European Stock Fund          -14.51%   -11.61%      -1.56%        7.97%
      --------------------------------------------------------------------------

      Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                       Year
                                      Ended
                                   10/31/02  10/31/01  10/31/00   10/31/99  10/31/98
  NET ASSET VALUE
  Beginning of period             $   15.28 $   21.69  $  22.29  $   22.38 $   19.84
                                  ----------------------------------------------------

  Investment activities
   Net investment income (loss)        0.16      0.40      0.18       0.23      0.28
   Net realized and
   unrealized gain (loss)             (2.31)    (5.23)     1.26       2.14      3.52
                                  ----------------------------------------------------

   Total from
   investment activities              (2.15)    (4.83)     1.44       2.37      3.80
                                  ----------------------------------------------------

  Distributions
   Net investment income              (0.36)    (0.16)    (0.14)     (0.28)    (0.25)
   Net realized gain                      -     (1.42)    (1.90)     (2.18)    (1.01)
                                  ----------------------------------------------------
   Total distributions                (0.36)    (1.58)    (2.04)     (2.46)    (1.26)
                                  ----------------------------------------------------
  NET ASSET VALUE
  End of period                   $   12.77 $   15.28  $  21.69  $   22.29 $   22.38
                                  ----------------------------------------------------

  Ratios/Supplemental Data

  Total return^                    (14.51)%  (23.98)%     6.28%     11.44%    20.12%
--------------------------------------------------------------------------------------

  Ratio of total expenses to
  average net assets                  1.11%     1.09%     1.02%      1.05%     1.05%
--------------------------------------------------------------------------------------
  Ratio of net investment
  income (loss) to average
  net assets                          1.03%     2.03%     0.71%      0.97%     1.39%
--------------------------------------------------------------------------------------
  Portfolio turnover rate             16.1%      5.8%     24.5%      15.7%     26.8%
--------------------------------------------------------------------------------------
  Net assets, end of period
  (in millions)                   $     643 $     814  $  1,250  $  1,382  $   1,412
--------------------------------------------------------------------------------------

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------
                                                                October 31, 2002


PORTFOLIO OF INVESTMENTS                                        Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      AUSTRIA 0.2%

      Common Stocks  0.2%
      Erste Bank                                                24,200  $      1,415
      ------------------------------------------------------------------------------
      Total Austria (Cost $1,606)                                              1,415
                                                                        ------------

      BELGIUM  1.5%

      Common Stocks  1.5%
      Dexia                                                    300,930         2,894
      ------------------------------------------------------------------------------
      Fortis                                                   156,969         2,867
      ------------------------------------------------------------------------------
      UCB                                                      160,451         3,907
      ------------------------------------------------------------------------------
      Total Belgium (Cost $9,167)                                              9,668
                                                                        ------------

      DENMARK  0.5%

      Common Stocks  0.5%
      Novo Nordisk                                             117,900         3,243
      ------------------------------------------------------------------------------
      Total Denmark (Cost $4,064)                                              3,243
                                                                        ------------

      FINLAND  2.5%

      Common Stocks  2.5%
      Elcoteq Network                                           52,870           528
      ------------------------------------------------------------------------------
      Nokia (ss)                                               887,542        15,043
      ------------------------------------------------------------------------------
      Sonera                                                   166,200           770
      ------------------------------------------------------------------------------
      Total Finland (Cost $5,287)                                             16,341
                                                                        ------------

      FRANCE  17.1%

      Common Stocks  17.1%
      Altran Technologies (ss)                                  18,228           110
      ------------------------------------------------------------------------------
      Aventis                                                  143,779         8,590
      ------------------------------------------------------------------------------
      AXA (ss)                                                 305,356         4,548
      ------------------------------------------------------------------------------
      BNP Paribas                                              203,592         8,101
      ------------------------------------------------------------------------------
      Cap Gemini                                                20,970           514
      ------------------------------------------------------------------------------
      Compagnie De Saint-Gobain                                136,192         2,952
      ------------------------------------------------------------------------------
      Dassault Systemes                                         19,600           465
      ------------------------------------------------------------------------------
      Essilor International                                     55,186         2,217
      ------------------------------------------------------------------------------
      Groupe Danone                                             20,084         2,600
      ------------------------------------------------------------------------------

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands

      Hermes (ss)                                               17,530  $      2,616
      ------------------------------------------------------------------------------
      L'Oreal                                                   11,814           878
      ------------------------------------------------------------------------------
      Lafarge                                                   23,935         1,903
      ------------------------------------------------------------------------------
      LVMH (ss)                                                 52,846         2,367
      ------------------------------------------------------------------------------
      Neopost                                                   52,718         1,834
      ------------------------------------------------------------------------------
      Orange                                                   277,250         1,554
      ------------------------------------------------------------------------------
      Sanofi-Synthelabo                                        262,516        16,021
      ------------------------------------------------------------------------------
      Schneider Electric *                                     109,418         5,061
      ------------------------------------------------------------------------------
      Societe Generale                                          79,166         4,002
      ------------------------------------------------------------------------------
      Societe Television Francaise 1 (ss)                      295,571         7,595
      ------------------------------------------------------------------------------
      Sodexho Alliance                                         104,795         2,568
      ------------------------------------------------------------------------------
      STMicroelectronics (ss)                                  179,191         3,551
      ------------------------------------------------------------------------------
      Thomson                                                   51,000           938
      ------------------------------------------------------------------------------
      TotalFinaElf, Series B (ss)                              200,520        27,566
      ------------------------------------------------------------------------------
      Trader.com, Class A (ss)                                  47,112           326
      ------------------------------------------------------------------------------
      Vivendi Universal                                         69,938           857
      ------------------------------------------------------------------------------
      Total France (Cost $89,543)                                            109,734
                                                                        ------------

      GERMANY  3.8%

      Common Stocks  3.8%
      Allianz Holdings                                          15,670         1,643
      ------------------------------------------------------------------------------
      Bayer                                                    111,532         2,112
      ------------------------------------------------------------------------------
      Bayerische Hypo-und Vereinsbank                           36,173           479
      ------------------------------------------------------------------------------
      BMW                                                       16,800           598
      ------------------------------------------------------------------------------
      Deutsche Bank                                             97,777         4,261
      ------------------------------------------------------------------------------
      Deutsche Boerse                                           34,100         1,228
      ------------------------------------------------------------------------------
      Deutsche Telekom                                         150,862         1,719
      ------------------------------------------------------------------------------
      E.On                                                      50,284         2,251
      ------------------------------------------------------------------------------
      Gehe (ss)                                                126,544         4,834
      ------------------------------------------------------------------------------
      Rhoen-Klinikum                                            36,950         1,388
      ------------------------------------------------------------------------------
      SAP                                                       30,740         2,364
      ------------------------------------------------------------------------------
      Siemens                                                   28,588         1,350
      ------------------------------------------------------------------------------
      Total Germany (Cost $27,058)                                            24,227
                                                                        ------------

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      GREECE  0.6%

      Common Stocks  0.6%
      Hellenic Telecommunications Organization                  89,080  $        991
      ------------------------------------------------------------------------------
      National Bank of Greece                                  105,330         1,530
      ------------------------------------------------------------------------------
      Vodafone Panafon                                         250,000         1,152
      ------------------------------------------------------------------------------
      Total Greece (Cost $5,757)                                               3,673
                                                                        ------------

      IRELAND  0.9%

      Common Stocks  0.9%
      Allied Irish Bank                                        120,600         1,687
      ------------------------------------------------------------------------------
      Bank of Ireland                                          116,000         1,284
      ------------------------------------------------------------------------------
      Irish Life & Permanent                                   269,200         3,091
      ------------------------------------------------------------------------------
      Total Ireland (Cost $5,978)                                              6,062
                                                                        ------------

      ITALY  8.0%

      Common Stocks  8.0%
      Alleanza Assicurazioni (ss)                              852,190         6,114
      ------------------------------------------------------------------------------
      Assicurazioni Generali                                   100,486         1,788
      ------------------------------------------------------------------------------
      Banco Popolare di Verona e Novara                        273,800         3,274
      ------------------------------------------------------------------------------
      Capitalia (ss)                                           167,990           194
      ------------------------------------------------------------------------------
      Davide Campari                                            22,200           662
      ------------------------------------------------------------------------------
      ENI                                                      722,937        10,017
      ------------------------------------------------------------------------------
      Fineco (ss)                                              486,970           223
      ------------------------------------------------------------------------------
      IntesaBCI                                              1,343,207         2,277
      ------------------------------------------------------------------------------
      Mediaset (ss)                                            327,171         2,279
      ------------------------------------------------------------------------------
      Mediolanum (ss)                                          290,900         1,607
      ------------------------------------------------------------------------------
      Olivetti (ss)                                          1,154,636         1,197
      ------------------------------------------------------------------------------
      San Paolo IMI                                             67,364           419
      ------------------------------------------------------------------------------
      Snam Rete Gas                                            717,400         2,141
      ------------------------------------------------------------------------------
      Telecom Italia (Ordinary shares) (ss)                    305,970         2,425
      ------------------------------------------------------------------------------
      Telecom Italia (Savings shares) (ss)                     624,700         3,291
      ------------------------------------------------------------------------------
      Telecom Italia Mobile (ss)                             1,804,455         8,364
      ------------------------------------------------------------------------------
      UniCredito Italiano (ss)                               1,291,851         4,852
      ------------------------------------------------------------------------------
      Total Italy (Cost $57,962)                                              51,124
                                                                        ------------

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      LUXEMBOURG  0.0%

      Common Stocks  0.0%
      SES Global                                                31,320  $        158
      ------------------------------------------------------------------------------
      Total Luxembourg (Cost $503)                                               158
                                                                        ------------

      NETHERLANDS  7.0%

      Common Stocks  7.0%
      Akzo Nobel                                                50,198         1,498
      ------------------------------------------------------------------------------
      ASML Holding *(ss)                                       286,630         2,507
      ------------------------------------------------------------------------------
      Equant *(ss)                                              60,047           290
      ------------------------------------------------------------------------------
      Euronext                                                  61,900         1,230
      ------------------------------------------------------------------------------
      Fortis                                                   233,680         4,263
      ------------------------------------------------------------------------------
      ING Groep                                                518,698         8,658
      ------------------------------------------------------------------------------
      Philips Electronics                                      476,979         8,532
      ------------------------------------------------------------------------------
      Reed Elsevier                                            165,910         2,065
      ------------------------------------------------------------------------------
      Royal Dutch Petroleum                                    179,766         7,760
      ------------------------------------------------------------------------------
      Royal KPN *                                              270,000         1,708
      ------------------------------------------------------------------------------
      Vodafone Libertel                                        176,200         1,332
      ------------------------------------------------------------------------------
      Wolters Kluwer                                           284,630         4,982
      ------------------------------------------------------------------------------
      Total Netherlands (Cost $45,640)                                        44,825
                                                                        ------------

      NORWAY  0.6%

      Common Stocks  0.6%
      Norsk Hydro                                               14,759           567
      ------------------------------------------------------------------------------
      Orkla, Series A (ss)                                     191,742         3,035
      ------------------------------------------------------------------------------
      Total Norway (Cost $2,002)                                               3,602
                                                                        ------------

      PORTUGAL  1.1%

      Common Stocks  1.1%
      Brisa-Auto Estradas de Portugal                          322,600         1,642
      ------------------------------------------------------------------------------
      Portugal Telecom                                         336,821         2,031
      ------------------------------------------------------------------------------
      Vodafone Telecel                                         465,700         3,203
      ------------------------------------------------------------------------------
      Total Portugal (Cost $7,740)                                             6,876
                                                                        ------------

               13

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      SPAIN  5.1%

      Common Stocks  5.1%
      Aurea Concesiones de Infraestructures del Estado (ss)     76,900  $      1,651
      ------------------------------------------------------------------------------
      Banco Bilbao Vizcaya Argentaria                          435,955         4,145
      ------------------------------------------------------------------------------
      Banco Popular Espanol                                     47,800         2,043
      ------------------------------------------------------------------------------
      Banco Santander Central Hispano (ss)                     629,337         3,850
      ------------------------------------------------------------------------------
      Corporacion Mapfre                                        98,900           667
      ------------------------------------------------------------------------------
      Endesa                                                   229,573         2,366
      ------------------------------------------------------------------------------
      Gamesa *(ss)                                             204,924         3,350
      ------------------------------------------------------------------------------
      Gas Natural                                              129,510         2,169
      ------------------------------------------------------------------------------
      Inditex (ss)                                             215,600         4,837
      ------------------------------------------------------------------------------
      Repsol                                                   166,208         1,876
      ------------------------------------------------------------------------------
      Telefonica *                                             650,174         6,156
      ------------------------------------------------------------------------------
      Total Spain (Cost $31,306)                                              33,110
                                                                        ------------

      SWEDEN  4.9%

      Common Stocks  4.9%
      Electrolux, Series B (ss)                                432,840         6,550
      ------------------------------------------------------------------------------
      Hennes & Mauritz, Series B (ss)                          328,020         6,357
      ------------------------------------------------------------------------------
      LM Ericsson, Series B *                                3,578,594         2,883
      ------------------------------------------------------------------------------
      Nordea                                                   841,623         3,436
      ------------------------------------------------------------------------------
      Sandvik (ss)                                             126,500         3,002
      ------------------------------------------------------------------------------
      SEB, Series A (ss)                                       156,300         1,353
      ------------------------------------------------------------------------------
      Securitas, Series B (ss)                                 576,584         8,003
      ------------------------------------------------------------------------------
      Total Sweden (Cost $51,803)                                             31,584
                                                                        ------------

      SWITZERLAND  7.8%

      Common Stocks  7.8%
      Adecco                                                   163,270         6,399
      ------------------------------------------------------------------------------
      Converium Holding                                         49,400         1,990
      ------------------------------------------------------------------------------
      Credit Suisse Group *                                    140,220         2,672
      ------------------------------------------------------------------------------
      Nestle                                                    67,542        14,445
      ------------------------------------------------------------------------------
      Roche (Participation certificates)                        99,640         7,036
      ------------------------------------------------------------------------------
      Swiss Re                                                  45,080         3,122
      ------------------------------------------------------------------------------
      Swisscom                                                   6,520         1,934
      ------------------------------------------------------------------------------
      UBS *                                                    230,268        10,946
      ------------------------------------------------------------------------------
      Zurich Financial Services (ss)                            17,900         1,681
      ------------------------------------------------------------------------------
      Total Switzerland (Cost $39,424)                                        50,225
                                                                        ------------

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

                                                                Shares         Value
------------------------------------------------------------------------------------
                                                                        In thousands
      UNITED KINGDOM  36.4%

      Common Stocks  36.4%
      Abbey National                                           112,533  $      1,161
      ------------------------------------------------------------------------------
      AstraZeneca                                              259,552         9,678
      ------------------------------------------------------------------------------
      Autonomy                                                 113,493           255
      ------------------------------------------------------------------------------
      BG Group                                                 666,818         2,658
      ------------------------------------------------------------------------------
      BP                                                       799,800         5,127
      ------------------------------------------------------------------------------
      Brambles Industries                                      688,460         2,260
      ------------------------------------------------------------------------------
      British America Tobacco                                  239,700         2,451
      ------------------------------------------------------------------------------
      Bunzl                                                     94,100           669
      ------------------------------------------------------------------------------
      Cable & Wireless                                         476,118         1,102
      ------------------------------------------------------------------------------
      Cadbury Schweppes                                      1,352,449         8,796
      ------------------------------------------------------------------------------
      Centrica                                                 776,740         2,210
      ------------------------------------------------------------------------------
      Compass                                                1,937,500         8,580
      ------------------------------------------------------------------------------
      David S. Smith                                           415,396         1,033
      ------------------------------------------------------------------------------
      Diageo                                                 1,276,701        14,381
      ------------------------------------------------------------------------------
      Electrocomponents                                        789,980         3,353
      ------------------------------------------------------------------------------
      Friends Provident                                        524,500         1,070
      ------------------------------------------------------------------------------
      GKN                                                      151,300           524
      ------------------------------------------------------------------------------
      GlaxoSmithKline                                        1,353,606        25,817
      ------------------------------------------------------------------------------
      Granada                                                1,309,212         1,504
      ------------------------------------------------------------------------------
      Hays                                                     472,155           662
      ------------------------------------------------------------------------------
      Hilton                                                   305,000           830
      ------------------------------------------------------------------------------
      Kingfisher                                             3,402,316        11,888
      ------------------------------------------------------------------------------
      Reed Elsevier                                          2,143,791        18,919
      ------------------------------------------------------------------------------
      Rio Tinto                                                323,435         5,840
      ------------------------------------------------------------------------------
      Royal Bank of Scotland                                 1,201,148        28,242
      ------------------------------------------------------------------------------
      Sage                                                     701,327         1,601
      ------------------------------------------------------------------------------
      Serco                                                    449,639         1,051
      ------------------------------------------------------------------------------
      Shell Transport & Trading                              2,702,575        17,354
      ------------------------------------------------------------------------------
      Signet Group                                             460,400           641
      ------------------------------------------------------------------------------
      Standard Chartered                                       278,300         3,237
      ------------------------------------------------------------------------------
      Tesco                                                  2,716,800         8,420
      ------------------------------------------------------------------------------
      Tomkins                                                1,667,676         5,162
      ------------------------------------------------------------------------------
      Unilever                                               1,299,947        12,834
      ------------------------------------------------------------------------------
      United Business Media                                    327,390         1,310
      ------------------------------------------------------------------------------
      Vodafone                                              10,749,402        17,267
      ------------------------------------------------------------------------------

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

                                                                               Value
------------------------------------------------------------------------------------
                                                                        In thousands
      Woolworths                                             1,472,125  $        823
      ------------------------------------------------------------------------------
      WPP Group                                                807,560         5,473
      ------------------------------------------------------------------------------
      Total United Kingdom (Cost $271,753)                                   234,183
                                                                        ------------

      SHORT-TERM INVESTMENTS  1.7%

      Money Market Funds  1.7%
      T. Rowe Price Reserve Investment Fund, 1.85% #        11,015,023        11,015
      ------------------------------------------------------------------------------
      Total Short-Term Investments (Cost $11,015)                             11,015
                                                                        ------------


 Total Investments in Securities

 99.7% of Net Assets (Cost $667,608)                                    $    641,065

 Other Assets Less Liabilities                                                 1,836
                                                                        ------------

 NET ASSETS                                                             $    642,901
                                                                        ------------


       # Seven-day yield

       * Non-income producing

    (ss) All or portion of this security is on loan at October 31, 2002. See Note 2.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------
                                                                October 31, 2002

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

  Assets
  Investments in securities, at value (cost $667,608)             $    641,065
  Securities lending collateral                                         39,587
  Other assets                                                           8,496
                                                                  --------------
  Total assets                                                         689,148
                                                                  --------------

  Liabilities

  Obligation to return securities lending collateral                    39,587
  Other liabilities                                                      6,660
                                                                  --------------
  Total liabilities                                                     46,247
                                                                  --------------

  NET ASSETS                                                      $    642,901
                                                                  --------------

  Net Assets Consist of:
  Undistributed net investment income (loss)                      $      6,907
  Undistributed net realized gain (loss)                               (61,504)
  Net unrealized gain (loss)                                           (26,491)
  Paid-in-capital applicable to 50,347,679 shares of
  $0.01 par value capital stock outstanding;
  2,000,000,000 shares of the Corporation authorized                   723,989
                                                                  --------------

  NET ASSETS                                                      $    642,901
                                                                  --------------

  NET ASSET VALUE PER SHARE                                       $      12.77
                                                                  --------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                          Year
                                                                         Ended
                                                                    10/31/2002

  Investment Income (Loss)
  Income
   Dividend (net of foreign taxes of $2,225)                      $     15,458
   Securities lending                                                      783
   Interest                                                                231
                                                                  --------------
   Total income                                                         16,472
                                                                  --------------
  Expenses
   Investment management                                                 6,316
   Shareholder servicing                                                 1,657
   Custody and accounting                                                  389
   Prospectus and shareholder reports                                      102
   Proxy and annual meeting                                                 45
   Legal and audit                                                          21
   Registration                                                             20
   Directors                                                                10
   Miscellaneous                                                             9
                                                                  --------------
   Total expenses                                                        8,569
                                                                  --------------
  Net investment income (loss)                                           7,903
                                                                  --------------

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                          (43,911)
   Foreign currency transactions                                          (217)
                                                                  --------------
   Net realized gain (loss)                                            (44,128)
                                                                  --------------
  Change in net unrealized gain (loss)
   Securities                                                          (65,518)
   Other assets and liabilities
   denominated in foreign currencies                                        70
                                                                  --------------
   Change in net unrealized gain (loss)                                (65,448)
                                                                  --------------
  Net realized and unrealized gain (loss)                             (109,576)
                                                                  --------------

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $   (101,673)
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                           Year
                                                          Ended
                                                     10/31/2002       10/31/01

  Increase (Decrease) in Net Assets

  Operations
   Net investment income (loss)                      $    7,903    $    20,925
   Net realized gain (loss)                             (44,128)       (16,102)
   Change in net unrealized gain (loss)                 (65,448)      (278,106)
                                                     ---------------------------
   Increase (decrease) in net assets from operations   (101,673)      (273,283)
                                                     ---------------------------
  Distributions to shareholders
   Net investment income                                (18,861)        (9,001)
   Net realized gain                                          -        (79,869)
                                                     ---------------------------
   Decrease in net assets from distributions            (18,861)       (88,870)
                                                     ---------------------------
  Capital share transactions *
   Shares sold                                          743,349        397,588
   Distributions reinvested                              17,699         84,295
   Shares redeemed                                     (811,587)      (555,986)
                                                     ---------------------------
   Increase (decrease) in net assets from capital
   share transactions                                   (50,539)       (74,103)
                                                     ---------------------------

  Net Assets
  Increase (decrease) during period                    (171,073)      (436,256)
  Beginning of period                                   813,974      1,250,230
                                                     ---------------------------

  End of period                                      $  642,901    $   813,974
                                                     ---------------------------

*Share information
   Shares sold                                           51,303         22,774
   Distributions reinvested                               1,129          4,217
   Shares redeemed                                      (55,363)       (31,353)
                                                     ---------------------------
   Increase (decrease) in shares outstanding             (2,931)        (4,362)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------
                                                                October 31, 2002


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on February 28, 1990. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies; current income is a secondary objective.

      The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

      Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At October 31, 2002, the value of loaned securities was $38,447,000; aggregate collateral consisted of $39,587,000 in the securities lending collateral pool and government securities valued at $304,000.

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $121,157,000 and $177,527,000, respectively, for the year ended October 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

      from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

      Distributions during the year ended October 31, 2002 totaled $18,861,000 and were characterized as ordinary income for tax purposes. At October 31, 2002, the tax-basis components of net assets were as follows:

      --------------------------------------------------------------------------

      Unrealized appreciation                                    $ 122,835,000

      Unrealized depreciation                                     (149,326,000)
                                                                 ---------------
      Net unrealized appreciation (depreciation)                   (26,491,000)
      Undistributed ordinary income                                  6,907,000
      Capital loss carryforwards                                   (61,504,000)
      Paid-in capital                                              723,989,000
                                                                 ---------------
      Net assets                                                 $ 642,901,000
                                                                 ---------------

      The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2002, the fund had $17,588,000 of capital loss carryforwards that expire in 2009, and $43,916,000 that expire in 2010.

      For the year ended October 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

      Undistributed net investment income                           $ (658,000)
      Undistributed net realized gain                                  480,000
      Paid-in-capital                                                  178,000


      At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $667,608,000.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

NOTE 4 - FOREIGN TAXES

      The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


NOTE 5 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At October 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $432,000.

      In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,201,000 for the year ended October 31, 2002, of which $97,000 was payable at period-end.

      The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

      its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2002, the fund was allocated $96,000 of Spectrum Funds' expenses, of which $58,000 related to services provided by Price and $8,000 was payable at period-end. At October 31, 2002, approximatley 2.3% of the outstanding shares of the fund were held by the Spectrum Funds.

      The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2002, totaled $141,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price European Stock Fund

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price European Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.





      PricewaterhouseCoopers LLP
      Baltimore, Maryland
      November 19, 2002

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/02
--------------------------------------------------------------------------------

   We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.


   The Fund will pass through foreign source income of $8,955,000 and foreign taxes paid of $1,532,000.
--------------------------------------------------------------------------------

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
-------------------------------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.        President, Coppin State College; Director, Provident Bank of Maryland
(3/16/32)
2001
-------------------------------------------------------------------------------------------------------
Anthony W. Deering              Director, Chairman of the Board, President, and Chief Executive
(1/28/45)                       Officer, The Rouse Company, real estate developers
1991
-------------------------------------------------------------------------------------------------------
Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an acquisition and management
(1/27/43)                       advisory firm
1988
-------------------------------------------------------------------------------------------------------
David K. Fagin                  Director, Dayton Mining Corp. (6/98 to present), Golden Star
(4/9/38)                        Resources Ltd., and Canyon Resources Corp. (5/00 to present);
2001                            Chairman and President, Nye Corp.
-------------------------------------------------------------------------------------------------------
F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates, Inc., consulting
(8/22/34)                       environmental and civil engineers
2001
-------------------------------------------------------------------------------------------------------
Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
(11/16/41)                      Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
2001                            Group, Inc.
-------------------------------------------------------------------------------------------------------
John G. Schreiber               Owner/President, Centaur Capital Partners, Inc., a real estate
(10/21/46)                      investment company; Senior Advisor and Partner, Blackstone Real
2001                            Estate Advisors, L.P.; Director, AMLI Residential Properties Trust,
                                Host Marriott Corp., and The Rouse Company
-------------------------------------------------------------------------------------------------------
Hubert D. Vos                   Owner/President, Stonington Capital Corp., a private investment
(8/2/33)                        company
2001
-------------------------------------------------------------------------------------------------------

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

Independent Directors (continued)

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
--------------------------------------------------------------------------------------------------------
Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a venture capital limited
(6/23/33)                       partnership, providing equity capital to young high-technology
1996                            companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------------------------------

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------------------------------
James S. Riepe                  Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                       Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2002                            Chairman of the Board and Director, T. Rowe Price Global Asset
[105]                           Management Limited, T. Rowe Price Investment Services, Inc.,
                                T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                                Services, Inc.; Chairman of the Board, Director, President, and Trust
                                Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                                International, Inc., and T. Rowe Price Global Investment Services
                                Limited; Chairman of the Board, International Funds
--------------------------------------------------------------------------------------------------------
M. David Testa                  Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(4/22/44)                       Vice Chairman of the Board, Chief Investment Officer, Director, and
1979                            Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price
[105]                           Global Asset Management Limited; Director and Vice President,
                                T. Rowe Price Trust Company; Director, T. Rowe Price Global
                                Investment Services Limited and T. Rowe Price International, Inc.;
                                Vice President, International Funds
--------------------------------------------------------------------------------------------------------
Martin G. Wade                  Director and Vice President, T. Rowe Price Group, Inc.; Chairman of
(2/16/43)                       the Board and Director, T. Rowe Price Global Investment Services
1982                            Limited and T. Rowe Price International, Inc.; Director, T. Rowe Price
[16]                            Global Asset Management Limited; Vice President, T. Rowe Price
--------------------------------------------------------------------------------------------------------

**Each inside director serves until the election of a successor.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------------------------
Christopher D. Alderson (3/29/62)       Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds     Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------------------------
Mark C.J. Bickford-Smith (4/30/62)      Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
--------------------------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds          Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------------------------
Michael J. Conelius (6/16/64)           Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds     Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------------------------
Ann B. Cranmer (3/23/47)                Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President,               T. Rowe Price International, Inc.; Vice President
International Funds                     and Secretary, T. Rowe Price Global Asset
                                        Management Limited and T. Rowe Price Global
                                        Investment Services Limited
--------------------------------------------------------------------------------------------------
Frances Dydasco (5/8/66)                Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
--------------------------------------------------------------------------------------------------
Mark J.T. Edwards (10/27/57)            Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
--------------------------------------------------------------------------------------------------
Roger L. Fiery III (2/10/59)            Vice President, T. Rowe Price, T. Rowe Price
Assistant Vice President,               Group, Inc., and T. Rowe Price International, Inc.
International Funds
--------------------------------------------------------------------------------------------------
John R. Ford (11/25/57)                 Vice President, T. Rowe Price and T. Rowe Price
President, International Funds          Group, Inc.; Director, Chief Investment Officer,
                                        and Vice President, T. Rowe Price International, Inc.
--------------------------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe Price
Vice President, International Funds     Group, Inc., T. Rowe Price Investment Services,
                                        Inc., T. Rowe Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------------------------
Ian D. Kelson (8/16/56)                 Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds     Group, Inc., and T. Rowe Price International, Inc.;
                                        formerly Head of Fixed Income, Morgan Grenfell/Deutsche
                                        Asset Management (to 2000)
--------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
-------------------------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price and
Secretary, International Funds          T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------------------------
Ian J. Macdonald (1/7/62)               Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
David S. Middleton (1/18/56)            Vice President, T. Rowe Price, T. Rowe Price
Controller, International Funds         Group, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------------
George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds     Group, Inc., T. Rowe Price International, Inc.,
                                        T. Rowe Price Investment Services, Inc., and
                                        T. Rowe Price Trust Company
-------------------------------------------------------------------------------------------------
Gonzalo Pangaro (11/27/68)              Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
D. James Prey III (11/26/59)            Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds     Group, Inc.
-------------------------------------------------------------------------------------------------
Robert A. Revel-Chion (3/9/65)          Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
Christopher J. Rothery (5/26/63)        Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
James B.M. Seddon (6/17/64)             Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds     Group, Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
Benedict R.F. Thomas (8/27/64)          Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds     T. Rowe Price International, Inc.
-------------------------------------------------------------------------------------------------
Justin Thomson (1/14/68)                Vice President, T. Rowe Price Group, Inc.,
Vice President, International Funds     and T. Rowe Price International, Inc.; formerly
                                        Portfolio Manager, G.T. Capital/Invesco (to 1998)
-------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE EUROPEAN STOCK FUND
--------------------------------------------------------------------------------

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                        Principal Occupation(s)
---------------------------------------------------------------------------------------------------
David J.L. Warren (4/14/57)                     Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, International Funds   Group, Inc.; Director, Chief Executive Officer,
                                                and President, T. Rowe Price International, Inc.;
                                                Director, T. Rowe Price Global Asset
                                                Management Limited
---------------------------------------------------------------------------------------------------
William F. Wendler II (3/14/62)                 Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price International, Inc.
---------------------------------------------------------------------------------------------------
Richard T. Whitney (5/7/58)                     Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., T. Rowe Price International, Inc.,
                                                and T. Rowe Price Trust Company
---------------------------------------------------------------------------------------------------
Edward A. Wiese, CFA (4/12/59)                  Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds             Group, Inc., and T. Rowe Price Trust Company;
                                                Director, Chief Investment Officer, and Vice
                                                President, T. Rowe Price Savings Bank
---------------------------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


      ACCOUNT SERVICES

               Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               Automatic Investing. From your bank account or paycheck.

               Automatic Withdrawal. Scheduled, automatic redemptions.

               IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


      BROKERAGE SERVICES *

               Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


      INVESTMENT INFORMATION

               Consolidated Statement. Overview of all of your accounts.

               Shareholder Reports. Manager reviews of their strategies and results.

               T. Rowe Price Report. Quarterly investment newsletter.

               Performance Update. Quarterly review of all T. Rowe Price fund results.

               Insights. Educational reports on investment strategies and markets.

               Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

             * T. Rowe Price Brokerage is a division of T. Rowe Price Investment
               Services, Inc.,
               Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

      T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

               PLANNING TOOLS AND SERVICES
               -----------------------------------------------------------------

               T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

               Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES
               -----------------------------------------------------------------

               Individual Retirement Accounts (IRAs)
               No-Load Variable Annuities
               Small Business Retirement Plans

              *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

      www.troweprice.com

               ACCOUNT INFORMATION
               -----------------------------------------------------------------
               Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

               AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

               FINANCIAL TOOLS AND CALCULATORS
               -----------------------------------------------------------------
               College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

               Morningstar(R) Portfolio Tracker(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

               Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

               Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               INVESTMENT TRACKING AND INFORMATION
               -----------------------------------------------------------------
               My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

               Morningstar(R) Portfolio Watchlist(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

               Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE COLLEGE PLANNING
--------------------------------------------------------------------------------

      COLLEGE PLANNING

               With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

               T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

               We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

               Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

               College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

               College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE ADVISORY SERVICES
--------------------------------------------------------------------------------

      ADVISORY SERVICES

               If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

               The T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

               Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

               T. Rowe Price Investment Checkup(R) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

               Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               Morningstar(R)Clear Future(SM) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

              *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE BROKERAGE SERVICES
--------------------------------------------------------------------------------

      BROKERAGE SERVICES
      T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

               Brokerage Advantage. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

               Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

               Margin and Options Trading for qualified investors.

               Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

               Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

               Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

             * $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

            ** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------



STOCK FUNDS                        BLENDED ASSET FUNDS                 MONEY MARKET FUNDS++
-------------------------------    (CONTINUED)                         -------------------------------
Domestic                           -------------------------------     Taxable
Blue Chip Growth*                  Retirement 2020                     Prime Reserve
Capital Appreciation               Retirement 2030                     Summit Cash Reserves
Capital Opportunity                Retirement 2040                     U.S. Treasury Money
Developing Technologies            Retirement Income
Diversified Small-Cap Growth       Tax-Efficient Balanced              Tax-Free
Dividend Growth                                                        California Tax-Free Money
Equity Income*                     BOND FUNDS                          Maryland Tax-Free Money
Equity Index 500                   -------------------------------     New York Tax-Free Money
Extended Equity Market Index       Domestic Taxable                    Summit Municipal Money Market
Financial Services                 Corporate Income                    Tax-Exempt Money
Growth & Income                    GNMA
Growth Stock*                      High Yield*                         INTERNATIONAL/GLOBAL FUNDS
Health Sciences                    Inflation Protected Bond            -------------------------------
Media & Telecommunications         New Income*                         Stock
Mid-Cap Growth*                    Short-Term Bond                     Emerging Europe & Mediterranean
Mid-Cap Value*                     Spectrum Income                     Emerging Markets Stock
New America Growth                 Summit GNMA                         European Stock
New Era                            U.S. Bond Index                     Global Stock
New Horizons                       U.S. Treasury Intermediate          Global Technology
Real Estate                        U.S. Treasury Long-Term             International Discovery+
Science & Technology*                                                  International Equity Index
Small-Cap Stock*                   Domestic Tax-Free                   International Growth & Income*
Small-Cap Value*+                  California Tax-Free Bond            International Stock*
Spectrum Growth                    Florida Intermediate Tax-Free       Japan
Tax-Efficient Growth               Georgia Tax-Free Bond               Latin America
Tax-Efficient Multi-Cap Growth     Maryland Short-Term                 New Asia
Total Equity Market Index            Tax-Free Bond                     Spectrum International
Value*                             Maryland Tax-Free Bond
                                   New Jersey Tax-Free Bond            Bond
BLENDED ASSET FUNDS                New York Tax-Free Bond              Emerging Markets Bond
-------------------------------    Summit Municipal Income             International Bond*
Balanced                           Summit Municipal Intermediate
Personal Strategy Balanced         Tax-Free High Yield
Personal Strategy Growth           Tax-Free Income*
Personal Strategy Income           Tax-Free Intermediate Bond
Retirement 2010                    Tax-Free Short-Intermediate
                                   Virginia Tax-Free Bond

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+  Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                T. Rowe Price Investment Services, Inc.
T.RowePrice [ram logo](R)       100 East Pratt Street
INVEST WITH CONFIDENCE          Baltimore, MD 21202
                                                              F79-050  10/31/02R